Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares						Value ($)
	COMMON STOCK - 0.0% *
	OIL & GAS PRODUCERS - 0.0% *
6,140	Frontera Energy Corp.					9,885
	TOTAL COMMON STOCK (Cost - $545,295)					9,885

Principal Amount ($)			Variable Rate	Interest Rate	Maturity
	ASSET BACKED SECURITIES - 48.1%
	AUTO LOAN - 0.8%
273,020	Arivo Acceptance Auto Loan Receivables Trust 2019-1 (b)			2.9900	7/15/2024	277,163
400,000	CPS Auto Receivables Trust 2020-C (d,g)			1.7100	8/17/2026	401,269
176,528	GLS Auto Receivables Trust 2018-3 (b)			3.3700	1/17/2023	177,732
435,951	GLS Auto Receivables Trust 2019-1 (b)			1.5800	8/15/2024	440,286
43,592	GLS Auto Receivables Issuer Trust 2020-2 (b)			3.3500	8/15/2022	43,690
500,000	Tesla Auto Lease Trust 2019-A (b)			2.6800	1/20/2023	510,814
						1,850,954
	COLLATERALIZED DEBT OBLIGATIONS - 0.5%
748,000	BSPRT 2019-FL5 Issuer Ltd. A (b,c)		1 Month LIBOR + 1.15	1.3024	5/9/2029	731,388
515,000	NLY Commercial Mortgage Trust 2019 FL2 AS (b,c)		1 Month LIBOR + 1.60	1.7524	2/15/2036	509,278
						1,240,666
	COLLATERALIZED LOAN OBLIGATIONS - 13.0%
537,923	Adams Mill CLO Ltd. A1R (b,c)		3 Month LIBOR + 1.10	1.3750	7/15/2026	534,747
1,900,929	AIMCO CLO Series 2015-AA AR (b,c)		3 Month LIBOR + 0.85	1.1250	1/15/2028	1,888,984
400,000	Anchorage Capital CLO 1-R Ltd. (b,c)		3 Month LIBOR + 0.99	1.2562	4/13/2031	395,568
500,000	Apidos CLO XXI 2015-21A ER (b,c)		3 Month LIBOR + 8.25	8.5218	7/18/2027	384,641
500,000	Apidos CLO XXIV 2016-24A DR (b,c)		3 Month LIBOR + 5.80	6.0717	10/20/2030	427,496
500,000	Atrium XIII 13A E (b,c)		3 Month LIBOR + 6.05	6.3055	11/21/2030	429,629
500,000	Atrium XIV 14A E (b,c)		3 Month LIBOR + 5.65	5.9209	8/23/2030	452,631
1,750,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)		3 Month LIBOR + 1.04	1.3129	7/17/2028	1,739,201
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)		3 Month LIBOR + 5.75	6.0250	7/15/2031	416,683
1,000,000	Carbone CLO Ltd. 2017-1A A1 (b,c)		3 Month LIBOR + 1.14	1.4118	1/20/2031	991,500
500,000	Carlyle Global Market Strategies CLO 2014-2R A (b,c,h)		3 Month LIBOR + 5.35	5.6301	5/15/2031	354,727
843,058	Carlyle Global Market Strategies CLO 2014-3d-R Ltd. A1A (b.c)		3 Month LIBOR + 1.05	1.2945	7/27/2031	830,651
994,259	Carlyle US CLO 2017-1 Ltd. A1A (b,c)		3 Month LIBOR + 1.30	1.5717	4/20/2031	983,401
1,000,000	Cathedral Lake CLO 2013 Ltd. A1RR (b,c)		3 Month LIBOR + 1.20	1.4750	10/15/2029	991,398
150,936	CENT CLO 19 Ltd. 2013-19A A1A (b,c)		3 Month LIBOR + 1.33	1.5996	10/29/2025	150,896
500,000	Chenango Park CLO Ltd. 2018-1A O (b,c)		3 Month LIBOR + 5.80	6.0750	4/15/2030	441,662
500,000	Dryden 40 Senior Loan Fund 2015-40A ER (b,c)		3 Month LIBOR + 5.75	6.0301	8/15/2031	441,794
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)		3 Month LIBOR + 5.40	5.6750	7/18/2030	435,227
1,500,000	Hayfin Kingsland VIII Ltd. 2018 8A R (b,c)		3 Month LIBOR + 1.12	1.3917	4/20/2031	1,483,533
996,871	Jefferson Mill CLO Ltd. 2015-1A AR(b,c)		3 Month LIBOR + 1.18	1.4468	10/20/2031	984,984
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. 27A E (b,c)		3 Month LIBOR + 5.60	5.8709	7/16/2031	406,213
500,000	LCM XIV LP ER 14A (b,c)		3 Month LIBOR + 5.50	5.7718	7/20/2031	354,629
500,000	LCM XVII LP 17A ER (b,c)		3 Month LIBOR + 6.00	6.2750	10/15/2031	364,695
493,204	Longfellow Place CLO Ltd. 2013 1A ARR (b,c)		3 Month LIBOR + 1.34	1.6150	4/15/2029	492,584
2,000,000	Madison Park Funding XI Ltd. 2013 4A DR (b,c)		3 Month LIBOR + 1.16	1.4155	7/23/2029	1,990,238
500,000	Myers Park CLO Ltd. 2018-1A E (b,c)		3 Month LIBOR + 5.50	5.7718	10/20/2030	436,209
989,121	Ocean Trails CLO V 2014-5A DRR (b,c)		3 Month LIBOR + 1.28	1.5463	10/13/2031	977,058
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)		3 Month LIBOR + 1.08	1.3245	4/26/2031	986,836
1,500,000	OCP CLO 2020-18 Ltd. AA (b,c)		3 Month LIBOR + 1.80	2.0533	4/20/2030	1,502,508
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c)		3 Month LIBOR + 8.09	8.3650	7/15/2030	369,383
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)		3 Month LIBOR + 5.75	6.0229	7/17/2030	431,517
2,000,000	Park Avenue Institutional Advisers CLO Ltd. 2016-1 A1R (b,c)		3 Month LIBOR + 1.20	1.4561	8/23/2031	1,979,784
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)		3 Month LIBOR + 1.19	1.4345	10/25/2031	985,009
989,618	Romark WM-R Ltd 2018-1A A1 (b,c)		3 Month LIBOR + 1.03	1.3017	4/20/2031	977,248
1,000,000	Steele Creek CLO 2018-2 Ltd. AA (b,c)		3 Month LIBOR + 1.20	1.4704	8/18/2031	989,896
500,000	THL Credit Wind River 2018-2 2AF Clo Ltd. (b,c)		3 Month LIBOR + 5.75	6.0250	7/15/2030	414,092
500,000	Voya CLO 2018-2 Ltd. 2A E (b,c)		3 Month LIBOR + 5.25	5.5250	7/15/2031	420,501
500,000	Voya CLO 2019-2 Ltd. 2A E (b,c)		3 Month LIBOR + 6.60	6.8717	7/20/2032	447,896
1,930,794	Wellfleet CLO 2016-1 Ltd. AR (b,c)		3 Month LIBOR + 0.91	1.1818	4/20/2028	1,913,668
72,185	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)		3 Month LIBOR + 1.20	1.4445	7/25/2026	72,008
						31,271,325
	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
743,465	Alternative Loan Trust 2006-14CB A8			6.0000	6/25/2036	586,197
47,561	Alternative Loan Trust 2007-J2 2 A1			6.0000	7/25/2037	48,022
2,037,897	American Home Mortgage Investment Trust 2006-1 2A1 (c)		6 Month LIBOR + 1.75	2.0649	12/25/2035	769,979
1,680,216	BCAP LLC 2010-RR6 Trust 1716 (b,d)			6.0000	7/26/2036	1,265,856
598,089	BRAVO Residential Funding Trust 2019-NQM1 A2 (b,d)			2.8920	7/25/2059	606,537
598,089	BRAVO Residential Funding Trust 2019-NQM1 A3 (b,d)			2.9960	7/25/2059	603,737
346,284	CHL Mortgage Pass-Through Trust 2007-12 A9			5.7500	8/25/2037	280,605
1,999,028	CIM Trust 2016-1RR B2 (b,d)			6.4592	7/26/2055	1,876,457
2,000,000	CIM Trust 2016-2RR B2 (b,d)			6.4305	2/25/2056	1,901,856
2,000,000	CIM Trust 2016-3RR B2 (b,d)			6.4080	2/27/2056	1,877,058
915,583	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,d)			3.6251	4/25/2036	721,678
48,723	CitiMortgage Alternative Loan Trust Series 2007-A1			5.5000	1/25/2022	47,902
667,080	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12			5.5000	10/25/2035	550,048
985,391	CSMC 2020-RPL2 Trust A12 (b)			4.0000	2/25/2060	986,992
133,106	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	121,540
331,914	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	298,963
329,897	Deephaven Residential Mortgage Trust 2018-3 A2 (b,d)			3.8910	8/25/2058	330,888
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	ASSET BACKED SECURITIES - 48.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% (Continued)
122,914	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			3.1792	5/25/2035	91,379
1,000,000	FMC GMSR Issuer Trust 2019-GT1 A (b,d)			5.0700	5/25/2024	933,442
1,000,000	FMC GMSR Issuer Trust 2019-GT1 B (b,d)			5.6600	5/25/2024	826,296
1,000,000	GCAT 2020-3 LLC (b)			2.9814	9/25/2025	999,901
135,320	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)			3.5048	11/25/2035	124,158
355,956	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			3.8823	1/25/2036	349,365
265,671	GSR Mortgage Loan Trust 2007-1F 2A2			5.5000	1/25/2037	344,197
544,602	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)			3.8970	6/25/2048	543,078
624,023	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)			3.9990	6/25/2048	620,703
706,029	JP Morgan Mortgage Trust 2007-S2 1A11			6.0000	6/25/2037	457,390
2,311,065	Legacy Mortgage Asset Trust 2020-GS3 (b,f)			3.2500	5/25/2060	2,274,315
332,715	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	275,047
177,601	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			3.4956	4/25/2036	139,861
1,000,000	Mello Warehouse Securitization Trust 2019-1 G (b,c)		1 Month LIBOR + 5.50	5.6481	6/25/2052	925,623
457,986	Merrill Lynch Mortgage Investors Trust Series 2006-AF2			6.2500	10/25/2036	310,528
144,019	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.0198	6/25/2036	119,035
780,589	Morgan Stanley Mortgage Loan Trust 2007-12			6.2500	8/25/2037	537,236
1,454,317	New Residential Mortgage Loan Trust 2020-NPL1 (b,c)			4.3350	7/25/2050	1,455,771
973,325	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)			5.9950	3/25/2047	985,017
2,510	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	2,517
120,071	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	109,363
272,950	Radnor RE 2019-2 M1A Ltd. (b,c)		1 Month LIBOR + 1.20	1.3481	6/25/2029	272,544
221,640	RALI Series 2006-QA1 1A21 Trust (d)			4.4754	1/25/2036	193,920
197,933	RALI Series 2006-QS10 Trust A9			6.5000	8/25/2036	200,720
382,635	RALI Series 2006-QS12 2A3 Trust			6.0000	9/25/2036	377,140
268,089	RALI Series 2007-QS6 A6 Trust			6.2500	4/25/2037	262,692
354,673	Residential Asset Securitization Trust 2006-A2 A3			6.0000	1/25/2046	224,524
226,748	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	186,366
502,623	Residential Asset Securitization Trust 2007-A1 A8			6.0000	3/25/2037	292,874
380,367	Residential Asset Securitization Trust 2007-A3 1A1 (c)		1 Month LIBOR + 0.45	0.5981	4/25/2037	114,014
49,613	Residential Asset Securitization Trust 2007-A3 1A2 (c)		46.38 - (7.67 * 1 Month LIBOR)	45.2477	4/25/2037	135,503
124,070	RFMSI Series 2006-S3 Trust A7			5.5000	3/25/2036	118,749
219,122	RFMSI Series 2006-S7 Trust A3			6.2500	8/25/2036	207,077
86,594	RFMSI Series 2006-S7 Trust A7			6.2500	8/25/2036	81,834
379,598	RFMSI Series 2007-S1 A5 Trust A5			6.0000	1/25/2037	372,767
145,997	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	139,303
370,573	RFMSI Series 2007-S6 Trust 1A11			6.0000	6/25/2037	365,971
1,021,504	Starwood Mortgage Residential Trust 2018-IMC1 A2 (b,d)			3.8950	3/25/2048	1,028,945
913,314	Toorak Mortgage Corp 2018-1 Ltd. A1 (b,f)			4.3356	8/25/2021	913,732
						30,787,212
	HOME EQUITY - 0.1%
185,058	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	145,149

	NON-AGENCY CMBS - 10.1%
215,000	AREIT 2019-CRE3 Trust (b,c)		1 Month LIBOR + 2.65	2.8021	9/14/2036	203,967
1,111,000	Atrium Hotel Portfolio Trust 2017-ATRM (b,c)		1 Month LIBOR + 3.05	3.2024	12/15/2036	905,885
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)		1 Month LIBOR + 2.50	2.6524	3/15/2034	229,225
243,000	Bancorp Commercial Mortgage 2019-CRE6 Trust (b,c)		1 Month LIBOR + 2.35	2.5024	3/15/2036	220,811
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)		1 Month LIBOR + 1.20	1.3524	8/15/2036	94,158
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)		1 Month LIBOR + 1.70	1.8524	8/15/2036	104,903
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)		1 Month LIBOR + 2.50	2.6524	8/15/2036	208,982
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)		1 Month LIBOR + 3.50	3.6524	8/15/2036	205,749
719,000	BBCMS 2018-TALL Mortgage Trust A (b,c)		1 Month LIBOR + 0.72	0.8744	3/15/2037	690,402
30,200,000	BB-UBS Trust 2012-SHOW XA (b,d,g)			0.7300	11/5/2024	700,565
16,627,000	BB-UBS Trust 2012-SHOW XB (b,d,g)			0.2780	11/5/2024	121,104
599,000	BFLD 2019-DPLO E (b,c)		1 Month LIBOR + 2.24	2.3924	10/15/2034	521,130
130,000	BHP Trust 2019-BXHP E (b,c)		1 Month LIBOR + 2.57	2.7201	8/15/2036	117,395
207,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)		1 Month LIBOR + 1.32	1.4734	3/15/2037	204,214
116,978	BX Trust 2017-SLCT D (b,c)		1 Month LIBOR + 2.05	2.2024	7/15/2034	111,346
286,450	BX Trust 2017-SLCT E (b,c)		1 Month LIBOR + 3.15	3.3024	7/15/2034	276,681
408,324	BX Trust 2018-EXCL A (b,c)		1 Month LIBOR + 1.09	1.2400	9/15/2037	371,747
100,000	BX Trust 2018-GW D (b,c)		1 Month LIBOR + 1.77	1.9224	5/15/2035	93,230
442,000	BX Trust 2019-MMP B (b,c)		1 Month LIBOR + 1.30	1.4524	8/15/2036	438,685
111,000	BXMT 2017-FL1 Ltd. C (b, c)		1 Month LIBOR + 1.95	2.1005	6/15/2035	109,918
526,000	BXMT 2020-FL2 Ltd. (b, c)		1 Month LIBOR + 1.65	1.8005	2/16/2037	511,535
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 B Trust (b,c)		1 Month LIBOR + 2.85	3.0024	10/15/2035	100,616
2,849,657	CD 2017-CD4 Mortgage Trust XA (d,g)			1.4525	5/10/2050	174,053
259,000	CF Trust 2019-MF1 F (b,c)		1 Month LIBOR + 2.95	3.9500	8/15/2021	238,707
6,104,108	CFCRE Commerical MortageTrust 2017-C8 XA (d, g)			1.7702	6/15/2050	447,572
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB (d, g)			1.1127	6/15/2050	127,238
283,000	CHT 2017-COSMO Mortgage Trust F (b,c)		1 Month LIBOR + 3.00	3.1524	11/15/2034	264,547
6,040,188	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d,g)			1.3360	5/10/2047	211,500
4,334,105	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)			1.0540	10/10/2047	142,418
224,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)			4.5770	2/10/2048	179,240
1,927,605	Citigroup Commercial Mortgage Trust 2016-GC36 XA (b,g)			1.4131	2/10/2049	100,818
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	ASSET BACKED SECURITIES - 48.1% (Continued)
	NON-AGENCY CMBS - 10.1% (Continued)
4,222,482	Citigroup Commercial Mortgage Trust 2016-P3 XA (d,g)			1.8630	4/15/2049	288,621
796,000	Citigroup Commercial Mortgage Trust 2018-TBR (b,c)		1 Month LIBOR + 1.80	1.9524	12/15/2036	718,566
1	COMM 2012-LC4 Mortgage XA Trust (b,d,g)			2.1773	12/10/2044	-
7,819,107	COMM 2013-CCRE12 Mortgage Trust XA (d,g)			1.2906	10/10/2046	227,410
5,217,356	COMM 2013-LC6 Mortgage Trust XA (d,g)			1.4823	1/10/2023	120,126
644,150	COMM 2014-UBS4 F Mortgage Trust (b,h)			3.7500	8/10/2047	207,803
1,156,534	COMM 2014-UBS4 G Mortgage Trust (b,h)			3.7500	8/10/2047	96,686
5	COMM 2014-UBS4 V Mortgage Trust *** (b,d,h)			0.0010	8/10/2047	-
1	COMM 2015-CCRE22 Mortgage Trust XA (d,g)			1.0273	3/10/2048	-
100,000	COMM 2015-CCRE25 Mortgage Trust C (d)			4.6894	8/10/2048	98,415
10,467,235	CSAIL 2017-CX9 Commercial Mortgage Trust XA (d,g)			0.8550	11/15/2027	412,215
9,904,967	CSAIL 2017-CX10 Commercial Mortgage Trust XA (d,g)			1.0116	9/15/2050	300,913
1	CSAIL 2019-C16 Commercial Mortgage Trust XA (d,g)			1.7273	6/15/2052	-
566,000	CSMC Trust 2017-CHOP D (b,c)		1 Month LIBOR + 1.90	2.0524	7/15/2032	476,797
171,000	CSMC Trust 2017-LSTK C (b)			3.2294	4/5/2021	169,665
204,000	CSMC Trust 2017-LSTK D (b,d)			3.4415	4/5/2021	196,673
92,814	DBGS 2018-BIOD Mortgage Trust F (b,c)		1 Month LIBOR + 2.00	2.1524	5/15/2035	91,281
110,000	DBJPM 16-C1 Mortgage Trust C (d)			3.5009	5/10/2049	98,989
89,000	Fontainebleau Miami Beach Trust 2019-FBLU H (b,d)			4.0950	12/10/2036	88,110
526,000	GPMT 2018-GPP Mortgage Trust FL1D (b,c)		1 Month LIBOR + 2.95	3.1062	11/21/2035	485,235
370,000	Great Wolf Trust 2019-WOLF A (b,c)		1 Month LIBOR + 1.03	1.1864	12/15/2036	356,785
100,000	GS Mortgage Securities Corp Trust 2018-RIVR (b,c)			1.7024	7/15/2035	87,480
290,000	GS Mortgage Securities Corp Trust 2018-TWR G (b,c)		1 Month LIBOR + 3.92	4.0770	7/15/2031	253,223
250,000	GS Mortgage Securities Corp Trust 2019-SMP F (b,c)		1 Month LIBOR + 3.10	3.2524	8/15/2032	191,324
569,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)			4.6617	11/10/2047	347,917
231,000	Hawaii Hotel Trust 2019-MAUI F (b,c)		1 Month LIBOR + 2.75	2.9024	5/15/2038	198,714
511,000	Hilton Orlando Trust 2018-ORL B (b,c)		1 Month LIBOR + 1.05	1.2024	12/15/2034	481,579
189,326	HPLY Trust 2019-HIT G (b,c)		1 Month LIBOR + 3.90	4.0524	11/15/2036	152,819
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)			5.8533	2/15/2046	93,615
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B (b,c)		1 Month LIBOR + 1.10	1.2524	2/15/2035	1,012,717
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)		1 Month LIBOR + 1.30	1.4524	2/15/2035	125,537
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT EFL (b,c)		1 Month LIBOR + 2.60	2.7586	7/5/2023	733,388
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FEX (b)			5.5422	7/5/2023	473,759
642,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP A (b,c)		1 Month LIBOR + 0.96	1.1124	7/15/2036	625,148
305,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP F (b,c)		1 Month LIBOR + 3.00	3.1524	7/15/2036	283,773
39,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES C (b)			4.3427	5/5/2032	39,130
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES D (b,d)			4.6005	5/5/2032	39,389
47,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES E (b,d)			4.6005	5/5/2032	45,174
49,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES F (b,d)			4.6005	5/5/2032	44,883
53,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES G (b,d)			4.6005	5/5/2032	47,027
144,000	JPMBB Commercial Mortgage Securities Trust 2014-C23 E (b,d)			3.3640	9/15/2047	83,439
7,944,776	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)			0.9905	11/15/2047	230,639
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C28 B			3.9860	10/15/2048	101,621
12,441,024	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d,g)			1.0858	3/15/2050	598,790
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d,g)			0.2690	11/15/2052	207,829
106,000	Morgan Stanley Capital I Trust 2007-IQ15 (b,d)			6.3450	6/11/2049	104,384
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)		1 Month LIBOR + 2.20	2.3524	11/15/2034	143,307
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)		1 Month LIBOR + 3.15	3.3024	11/15/2034	204,145
119,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)		1 Month LIBOR + 4.35	4.5024	11/15/2034	87,481
150,000	Morgan Stanley Capital I Trust 2018-SUN C (b,c)		1 Month LIBOR + 3.05	3.4524	7/15/2035	133,493
1,246,000	Morgan Stanley Capital I Trust 2019-PLND B (b,c)		1 Month LIBOR + 1.30	1.4524	5/15/2036	1,094,536
104,318	Motel 6 Trust 2017-MTL6		1 Month LIBOR + 4.25	4.4024	8/15/2034	101,446
745,000	Natixis Commercial Mortgage Securities Trust 2018-850T C (b,c)		1 Month LIBOR + 1.15	1.3059	7/15/2033	718,168
241,445	Rosslyn Portfolio Trust 2017-ROSS A (b,c)		1 Month LIBOR + 0.95	1.9390	6/15/2033	237,463
241,445	Rosslyn Portfolio Trust 2017-ROSS B (b,c)		1 Month LIBOR + 1.25	2.2390	6/15/2033	233,325
741,338	Shelter Growth CRE 2019-FL2 Issuer Ltd. B (b,c)		1 Month LIBOR + 2.30	2.4524	5/15/2036	719,487
3,818,892	UBS Commercial Mortgage Trust 2012-C1 XA (b,d,g)			2.2488	5/10/2045	79,765
154,722	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)			3.0000	5/25/2047	154,703
4,723,447	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)			1.2989	2/15/2048	199,465
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 D (b)			3.1230	3/15/2059	126,544
6,216,776	Wells Fargo Commercial Mortgage Trust 2019-C51 XA (d,g)			1.5269	6/15/2052	550,396
1	Wells Fargo Commercial Mortgage Trust 2020-C55 XA (d,g)			1.4425	2/15/2053	-
						24,249,653
	OTHER ASSET BACKED SECURITIES - 4.4%
464,574	AASET 2019-2 US Ltd. A (b)			3.3760	10/16/2039	435,318
250,000	Affirm Asset Securitization Trust 2020-A (b)			2.1000	2/18/2025	251,291
1,000,000	AMSR 2020-SFR4 Trust (b)			4.8700	11/17/2037	999,963
113,901	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)			3.4700	10/15/2025	114,141
463,597	Freed ABS Trust 2020-1FP 1A (b)			2.5200	3/18/2027	464,466
471,165	Hilton Grand Vacations Trust 2018-AA A (b)			3.5400	2/25/2032	493,583
928,294	Horizon Aircraft Finance II Ltd. 2019-1C (b)			6.9000	7/15/2039	351,018
902,994	Invitation Homes 2017-SFR2 Trust A (b,c)		1 Month LIBOR + 0.85	1.0005	12/17/2036	900,329
1,328,394	Invitation Homes 2018-SFR1 Trust A (b,c)		1 Month LIBOR + 0.70	0.8505	3/17/2037	1,314,356
970,000	Jimmy Johns Funding LLC 2017-1A A21 (b)			3.6100	7/30/2047	982,241
747,000	LoanCore 2019-CRE2 Issuer Ltd. (b,c)		1 Month LIBOR + 1.50	1.6524	5/9/2036	732,060
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	ASSET BACKED SECURITIES - 48.1% (Continued)
	OTHER ASSET BACKED SECURITIES - 4.4% (Continued)
274,923	Marlette Funding Trust 2019-4 A (b)			2.3900	12/17/2029	277,572
18,768	Prosper Marketplace Issuance Trust Series 2019-1 AA (b)			3.5400	4/15/2025	18,778
27,070	Prosper Marketplace Issuance Trust Series 2019-2 AA (b)			3.2000	9/15/2025	26,954
203,737	Prosper Marketplace Issuance Trust Series 2019-4 AA (b)			2.4800	2/17/2026	204,816
180,518	SCF Equipment Leasing 2017-2A A LLC (b)			3.4100	12/20/2023	181,024
119,839	Sierra Timeshare 2016-2A A Receivables Funding LLC (b)			2.3300	7/20/2033	120,420
301,356	Sierra Timeshare 2016-3A A Receivables Funding LLC (b)			2.4300	10/20/2033	303,580
2,000,000	TES 2017-1A B LLC (b)			7.7400	10/20/2047	1,827,113
150,000	Theorem Funding Trust 2020-1 (b)			2.4800	10/15/2026	150,600
401,203	Upstart Pass-Through Trust Series 2020-ST1 (b)			3.7500	2/20/2028	405,579
						10,555,202
	RESIDENTIAL MORTGAGE - 4.6%
2,619,783	Ajax Mortgage Loan Trust 2019-C A (b,d)			3.9500	10/25/2058	2,624,462
552,344	Bayview Opportunity Master Fund IVa Trust 2019-SBR1 A1 (b,f)			3.4748	6/28/2034	574,822
70,051	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)			4.9839	6/25/2037	70,042
107	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.4229	4/25/2036	107
1,457,415	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)		1 Month LIBOR + 0.24	0.3881	8/25/2036	845,416
2,658,262	Legacy Mortgage Asset Trust 2018-GS1 A1 (b,f)			4.0000	3/25/2058	2,691,114
1,068,115	Legacy Mortgage Asset Trust 2019-GS1 A1 (b,f)			4.0000	1/25/2059	1,086,637
1,579,529	Legacy Mortgage Asset Trust 2019-GS2 A1 (b,f)			3.7500	1/25/2059	1,605,761
511,024	MFA 2017-NPL1 LLC (d)			3.3515	11/25/2047	512,445
1,003,141	Pretium Mortgage Credit Partners I 2019-NPL2 LLC A1 (b,e,f)			3.8441	12/25/2058	994,508
						11,005,314
	STUDENT LOANS - 1.4%
510,032	AccessLex Institute 2004-2 A3 (c)		3 Month LIBOR + 0.19	0.4345	10/25/2024	491,755
384,268	AccessLex Institute 2007-A A3 (c)		3 Month LIBOR + 0.30	0.5500	5/25/2036	371,752
441,409	AccessLex Institute 2007-A B (c)		3 Month LIBOR + 0.55	0.8000	2/25/2037	408,845
383,019	Commonbond Student Loan Trust 2017-BGS C (b)			2.6800	9/25/2042	394,084
153,348	Commonbond Student Loan Trust 2017-BGS A1 (b)			4.4400	9/25/2042	159,606
394,116	DRB Prime Student Loan Trust 2016-R (b)			3.0700	10/25/2044	398,423
12,000	Earnest Student Loan Program 2016-DR LLC (b, h) ****			0.0000	1/25/2041	165,977
110,174	Earnest Student Loan Program 2017-A2 LLC (b)			2.6500	1/25/2041	111,712
182,409	Laurel Road Prime Student Loan Trust 2019-A (b)			2.3400	10/25/2048	182,965
139,750	Sofi Professional Loan Program 2018-D Trust A1FX (b)			3.1200	2/25/2048	140,175
8,000	SoFi Professional Loan Program 2020-A R1 Trust (b,h)****			0.0000	5/15/2046	481,543
						3,306,837
	WHOLE BUSINESS - 0.4%
500,000	Oxford Finance Funding 2020-1 LLC (b)			3.1010	2/15/2028	508,055
599,756	Small Business Lending Trust 2020-A A (b)			2.6200	12/15/2026	595,458
						1,103,513

	TOTAL ASSET BACKED SECURITIES (Cost - $123,154,183)					115,515,825

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
1,249,321	Fannie Mae-Aces 2019-M24 2XA			1.1493	3/25/2031	123,476
206,759	Fannie Mae REMICS 2005-2S (c,e,g)		6.60 - 1 Month LIBOR	6.4519	2/25/2035	41,458
40,502	Fannie Mae REMICS 2005-104 NI (c,e,g)		6.70 - 1 Month LIBOR	6.5519	3/25/2035	185
359,845	Fannie Mae REMICS 2006-99 AS (c,e,g)		6.58 - 1 Month LIBOR	6.4319	10/25/2036	79,211
226,266	Fannie Mae REMICS 2006-119 PS (c,e,g)		6.70 - 1 Month LIBOR	6.5519	12/25/2036	47,437
382,559	Fannie Mae REMICS 2006-126 CS (c,e,g)		6.70 - 1 Month LIBOR	6.5519	1/25/2037	80,299
221,254	Fannie Mae REMICS 2010-115 SE (c,e,g)		6.00 - 1 Month LIBOR	5.8519	10/25/2040	52,873
75,667	Fannie Mae REMICS 2010-134 CS (c,e,g)		6.68 - 1 Month LIBOR	6.5319	12/25/2025	6,377
75,667	Fannie Mae REMICS 2010-134 SE (c,e,g)		6.65 - 1 Month LIBOR	6.5019	12/25/2025	6,878
202,317	Fannie Mae REMICS 2010-142 SC (c,e,g)		6.60 - 1 Month LIBOR	6.4519	12/25/2040	50,087
482,824	Fannie Mae REMICS 2011-93 ES (c,e,g)		6.50 - 1 Month LIBOR	6.3519	9/25/2041	109,779
637,566	Fannie Mae REMICS 2012-3 DS (c,e,g)		5.95 - 1 Month LIBOR	5.8019	2/25/2042	120,959
1,741,605	Fannie Mae REMICS 2012-20 SA (c,e,g)		6.45 - 1 Month LIBOR	6.3019	3/25/2042	326,213
944,106	Fannie Mae REMICS 2013-74 YS (c,e)		6.00 - (1.5 * 1 Month LIBOR)	5.7778	7/25/2043	971,511
346,747	Fannie Mae REMICS 2013-122 DS (c,e)		5.40 - (1.2 * 1 Month LIBOR)	5.2222	7/25/2043	348,285
621,786	Fannie Mae REMICS 2014-73 PS (c,e,g)		6.20 - 1 Month LIBOR	6.0519	11/25/2044	118,363
146,275	Freddie Mac REMICS 3257 SI (c,e,g)		6.32 - 1 Month LIBOR	6.1676	12/15/2036	30,127
657,805	Freddie Mac REMICS 3404 SA (c,e,g)		6.00 - 1 Month LIBOR	5.8476	1/15/2038	136,417
594,589	Freddie Mac REMICS 3753 SB (c,e,g)		6.00 - 1 Month LIBOR	5.8476	11/15/2040	126,880
77,914	Freddie Mac REMICS 3770 SP (c,e,g)		6.50 - 1 Month LIBOR	6.3476	11/15/2040	8,472
356,496	Freddie Mac REMICS 3926 FS (c,e,g)		6.58 - 1 Month LIBOR	6.4276	9/15/2041	81,854
560,691	Freddie Mac REMICS 3984 DS (c,e,g)		5.95 - 1 Month LIBOR	5.7976	1/15/2042	104,543
1,295,887	Freddie Mac REMICS 4089 SH (c,e,g)		6.00 - 1 Month LIBOR	5.8476	8/15/2042	227,079
887,061	Freddie Mac REMICS 4096 MS (c,e)		2.57 - (0.57 * 1 Month LIBOR)	2.4828	8/15/2042	857,646
333,810	Freddie Mac REMICS 4229 MS (c,e)		7.70 - (1.75 * 1 Month LIBOR)	7.4333	7/15/2043	358,086
1,739,906	Freddie Mac REMICS 4255 GS (c,e,g)		6.15 - 1 Month LIBOR	5.9976	9/15/2043	299,673
447,301	Freddie Mac REMICS 4291 MS (c,e,g)		5.90 - 1 Month LIBOR	5.7476	1/15/2054	89,505
1,101,638	Freddie Mac REMICS 4314 MS (c,e,g)		6.10 - 1 Month LIBOR	5.9476	7/15/2043	125,986
1,188,223	Government National Mortgage Association 2010-35 DS (c,e,g)		5.68 - 1 Month LIBOR	5.5238	3/20/2040	218,575
1,772,159	Government National Mortgage Association 2010-121 SE (c,e,g)		6.00 - 1 Month LIBOR	5.8438	9/20/2040	328,004
1,037,314	Government National Mortgage Association 2011-69 SC (c,e,g)		5.38 - 1 Month LIBOR	5.2238	5/20/2041	175,565
129,011	Government National Mortgage Association 2011-130 (e,g)			5.0000	2/20/2041	2,732
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2% (Continued)
936,099	Government National Mortgage Association 2013-102 BS (c,e,g)		6.15 - 1 Month LIBOR	5.9938	3/20/2043	134,483
15,737	Government National Mortgage Association 2013-120 GS (c,e)		5.40 - (1.2 * 1 Month LIBOR)	5.2125	8/20/2043	15,932
265,387	Government National Mortgage Association 2013-148 DS (c,e,g)		5.68 - 1 Month LIBOR	5.5279	10/16/2043	59,836
1,001,858	Government National Mortgage Association 2013-186 SG (c,e,g)		6.25 - 1 Month LIBOR	6.0979	2/16/2043	151,430
1,257,923	Government National Mortgage Association 2014-5 SA (c,e,g)		5.55 - 1 Month LIBOR	5.3938	1/20/2044	220,776
1,635,842	Government National Mortgage Association 2014-58 SG (c,e,g)		5.60 - 1 Month LIBOR	5.4479	4/16/2044	285,502
1,285,855	Government National Mortgage Association 2014-76 SA (c,e,g)		5.60 - 1 Month LIBOR	5.4438	1/20/2040	232,630
606,263	Government National Mortgage Association 2014-95 CS (c,e,g)		6.25 - 1 Month LIBOR	6.0979	6/16/2044	126,385
1,223,720	Government National Mortgage Association 2014-145 CS (c,e,g)		5.60 - 1 Month LIBOR	5.4479	5/16/2044	212,853
688,315	Government National Mortgage Association 2014-156 PS (c,e,g)		6.25 - 1 Month LIBOR	6.0937	10/20/2044	129,787
1,136,190	Government National Mortgage Association 2015-80 MS (d,e,g)			6.0937	6/20/2045	254,277
2,414,093	Government National Mortgage Association 2016-136 UD (e)			3.0000	4/20/2045	2,457,620
1,299,104	Government National Mortgage Association 2017-4 NC (e)			3.0000	10/20/2045	1,324,726
646,385	Government National Mortgage Association 2018-97 HS (c,e,g)		6.20 - 1 Month LIBOR	6.0437	7/20/2048	82,797
1	Government National Mortgage Association 2018-164 SW (c,e,g)		6.10 - 1 Month LIBOR	5.9438	12/20/2048	-
2,228,643	Government National Mortgage Association 2019-22 SA (c,e,g)		5.60 - 1 Month LIBOR	5.4438	2/20/2045	449,637
583,134	Vista Point Securitization Trust 2020-2 (b,d)			1.4750	4/25/2065	583,111
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,120,610)					12,376,317

	CORPORATE BONDS - 11.7%
	ADVERTISING - 0.1%
222,000	Omnicom Group, Inc.			3.6250	5/1/2022	232,504

	AEROSPACE / DEFENSE - 0.1%
249,000	Northrop Grumman Corp.			2.0800	10/15/2020	249,164

	ASSET MANAGEMENT - 0.1%
200,000	Grupo de Inversiones Suramericana SA			5.7000	5/18/2021	206,000

	AUTOMOTIVE - 0.2%
230,000	Daimler Finance North America LLC (b)			2.3000	2/12/2021	231,412
225,000	Hyundai Capital America (b)			2.8500	11/1/2022	232,677
						464,089
	BANKING - 2.9%
300,000	Banco Bradesco SA/Cayman Islands			5.9000	1/16/2021	302,250
500,000	Banco Continental SA Via Continental Senior Trustees Cayman Ltd			5.5000	11/18/2020	501,875
300,000	Banco de Reservas de la Republica Dominicana			7.0000	2/1/2023	308,250
300,000	Banco do Brasil SA (c)		10 Year Treasury Note + 7.78	8.5000	Perpetual	300,000
200,000	Bangkok Bank PCL			4.8000	10/18/2020	200,312
200,000	Banistmo SA			3.6500	9/19/2022	202,500
235,000	Bank of America Corp. (c)		3 Month Libor + 0.79	1.0380	3/5/2024	236,016
230,000	Bank of Nova Scotia			0.5500	9/15/2023	229,882
200,000	Bank of Philippine Island			2.5000	9/10/2024	205,210
250,000	BBVA Bancomer SA			6.5000	3/10/2021	255,125
200,000	BDO Unibank, Inc.			2.9500	3/6/2023	207,507
345,000	Citigroup, Inc. (c)		3 Month LIBOR + 1.02	1.2690	6/1/2024	346,676
500,000	DBS Group Holdings Ltd. (c)		5 Year Swap + 2.39	3.6000	Perpetual	502,500
300,000	Global Bank Corp.			4.5000	10/20/2021	306,750
225,000	JPMorgan Chase & Co. (c)		3 Month LIBOR + 0.70	3.2070	4/1/2023	233,795
160,000	Macquarie Bank Ltd. (b)			2.1000	10/17/2022	165,143
500,000	Malayan Banking Bhd (c)		5 Year Swap 2.54	3.9050	10/29/2026	509,945
400,000	Oversea-Chinese Banking Corp Ltd. (b)			1.8320	9/10/2030	399,037
225,000	Sumitomo Mitsui Financial Group, Inc.			2.0580	7/14/2021	228,022
230,000	Toronto-Dominion Bank (The) (c)		SOFRRATE + 0.48	0.5675	1/27/2023	230,636
100,000	Truist Financial Corp.			2.2000	3/16/2023	104,036
600,000	United Overseas Bank Ltd. (c)		5 Year Treasury Note + 1.50	3.7500	4/15/2029	640,213
225,000	Wells Fargo & Co. (c)		SOFRRATE + 1.60	1.6540	6/2/2024	229,196
						6,844,876
	BIOTECH & PHARMA - 0.4%
225,000	AbbVie, Inc. (b)			2.3000	11/21/2022	232,814
250,000	AstraZeneca PLC			3.5000	8/17/2023	270,197
225,000	Bristol-Myers Squibb Co. (b)			2.6000	5/16/2022	233,426
190,000	GlaxoSmithKline Capital PLC			0.5340	10/1/2023	190,197
110,000	Royalty Pharma PLC (b)			0.7500	9/2/2023	109,798
						1,036,432
	CHEMICALS - 0.5%
600,000	CNAC HK Finbridge CO. LTD			3.5000	7/19/2022	615,442
15,000	DuPont de Nemours, Inc.			3.7660	11/15/2020	15,062
175,000	DuPont de Nemours, Inc.			4.4930	11/15/2025	201,716
200,000	LG Chem Ltd.			3.2500	10/15/2024	215,335
200,000	MEGlobal Canada, Inc. (b)			5.0000	5/18/2025	215,543
						1,263,098
	COMMERCIAL SUPPORT SERVICES - 0.2%
225,000	Cintas Corp.			2.9000	4/1/2022	232,747
220,000	Republic Services, Inc.			2.5000	8/15/2024	234,171
						466,918
	CONSTRUCTION MATERIALS - 0.1%
300,000	Tecnoglass, Inc.			8.2000	1/31/2022	310,503

	DIVERSIFIED INDUSTRIALS - 0.1%
110,000	Honeywell International, Inc.			0.4830	8/19/2022	110,181

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	CORPORATE BONDS - 11.7% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4%
400,000	Alibaba Group Holding Ltd.			2.8000	6/6/2023	421,420
225,000	eBay, Inc.			2.7500	1/30/2023	235,968
200,000	JD.com, Inc.			3.1250	4/29/2021	202,281
						859,669
	ELECTRICAL UTILITIES - 0.8%
200,000	AES Andres BV ****			0.0000	5/11/2026	1,000
200,000	AES Andres BV			7.9500	5/11/2026	203,252
110,000	DTE Energy Co.			1.5000	10/1/2024	116,969
25,000	DTE Energy Co.			2.2500	11/1/2022	25,847
85,000	DTE Energy Co.			1.0500	6/1/2025	84,953
156,500	Empresa Electrica Angamos SA			4.8750	5/25/2029	156,696
200,000	Empresa Electrica Guacolda SA			4.5600	4/30/2025	163,531
230,000	Entergy Corp			0.9000	9/15/2025	229,077
200,000	Israel Electric Corp Ltd.			6.8750	6/21/2023	228,985
300,000	Korea East-West Power Co. Ltd. (b)			1.7500	5/6/2025	309,985
400,000	Perusahaan Listrik Negara PT			5.5000	11/22/2021	418,900
						1,939,195
	ELECTRICAL EQUIPMENT - 0.1%
230,000	Carrier Global Corp.			1.9230	2/15/2023	236,648

	FOOD - 0.1%
55,000	Mondelez International, Inc.			3.6250	5/7/2023	59,571
85,000	Mondelez International, Inc.			0.6250	7/1/2022	85,299
						144,870
	FOREST PRODUCTS & PAPER - 0.2%
400,000	Inversiones CMPC SA/Cayman Islands Branch			4.5000	4/25/2022	416,021

	HEALTHCARE FACILITIES & SERVICES - 0.3%
215,000	Anthem, Inc.			2.5000	11/21/2020	215,640
15,000	Anthem, Inc.			3.3000	1/15/2023	15,902
225,000	Cardinal Health Inc			2.6160	6/15/2022	232,199
230,000	Cigna Corp.			3.4000	9/17/2021	236,700
100,000	CVS Health Corp.			3.7000	3/9/2023	107,159
						807,600
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
230,000	Morgan Stanley (c)		3 Month LIBOR + 0.93	1.1878	7/22/2022	231,066

	INSURANCE - 0.1%
175,000	Marsh & McLennan Cos, Inc. (c)		3 Month LIBOR + 1.20	1.4179	12/29/2021	175,167
155,000	Prudential Financial, Inc.			3.5000	5/15/2024	171,609
						346,776
	INTERNET MEDIA $ SERVICES - 0.3%
200,000	Baidu, Inc.			3.5000	11/28/2022	209,653
200,000	Baidu, Inc.			3.0750	4/7/2025	212,544
400,000	Tencent Holdings Ltd. (b)			1.8100	1/26/2026	407,907
						830,104
	LEISURE FACILITIES & SERVICES - 0.1%
170,000	McDonald's Corp.			2.6250	1/15/2022	174,963

	MACHINERY - 0.0% *
52,619	INVEPAR A-1 **** (a, b, h)			0.0000	12/30/2028	2,250

	METALS & MINING - 0.1%
200,000	Corp Nacional del Cobre de Chile			3.8750	11/3/2021	205,391

	OIL & GAS PRODUCERS- 1.2%
500,000	CNOOC Finance 2012 Ltd.			3.8750	5/2/2022	521,506
400,000	CNPC General Capital Ltd.			3.9500	4/19/2022	417,904
120,000	Delek & Avner Tamar Bond Ltd. (b)			4.4350	12/30/2020	120,000
165,000	Exxon Mobil Corp.			1.5710	4/15/2023	169,714
500,000	ONGC Videsh Vankorneft Pte Ltd.			2.8750	1/27/2022	504,522
200,000	Petronas Capital Ltd			3.1250	3/18/2022	205,904
400,000	Reliance Holding USA, Inc.			5.4000	2/14/2022	421,441
300,000	Saudi Arabian Oil Co.			2.7500	4/16/2022	307,383
115,000	Valero Energy Corp			1.2000	3/15/2024	114,513
						2,782,887
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
160,000	Schlumberger Holdings Corp. (b)			3.7500	5/1/2024	173,289

	REIT - 0.3%
235,000	Crown Castle International Corp.			1.3500	7/15/2025	237,550
170,000	Simon Property Group LP.			2.0000	9/13/2024	175,242
215,000	Welltower, Inc.			3.6250	3/15/2024	232,560
						645,352
	RETAIL - CONSUMER STAPLES - 0.1%
130,000	Dollar Tree, Inc.			3.7000	5/15/2023	139,800
80,000	Dollar Tree, Inc.			4.0000	5/15/2025	90,253
125,000	Target Corp.			2.9000	1/15/2022	129,331
						359,384
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	CORPORATE BONDS - 11.7% (Continued)
	SEMICONDUCTORS - 0.1%
225,000	Microchip Technology, Inc.			3.9220	6/1/2021	229,980
60,000	Micron Technology, Inc.			2.4970	4/24/2023	62,307
						292,287
	SOFTWARE - 0.0% *
100,000	Oracle Corp.			2.5000	4/1/2025	107,160

	SPECIALTY FINANCE - 0.8%
220,000	American Express Co.			3.7000	11/5/2021	227,319
125,000	Avolon Holdings Funding Ltd. (b)			3.6250	5/1/2022	122,831
55,000	Capital One Financial Corp.			2.4000	10/30/2020	55,000
165,000	Capital One Financial Corp.			3.2000	1/30/2023	174,187
94,988	NongHyup Bank (b)			0.0000	11/30/2025	88,933
400,000	Interoceanica IV Finance Ltd. (h) ****			1.2500	7/20/2025	403,851
162,358	PERU ENHANCED PASS-THRU ****			0.0000	6/2/2025	152,616
634,121	SPARC EM SPC Panama Metro Line 2 SP ****			0.0000	12/5/2022	614,311
200,000	Unifin Financiera SAB de CV SOFOM ENR			7.2500	9/27/2023	170,502
						2,009,550
	IRON/STEEL - 0.2%
500,000	POSCO			2.3750	11/12/2022	512,264

	TECHNOLOGY HARDWARE - 0.3%
300,000	Axiata SPV2 Bhd			3.4660	11/19/2020	300,828
200,000	Axiata SPV2 Bhd			3.4660	11/19/2020	200,552
290,000	PayPal Holdings, Inc.			2.2000	9/26/2022	299,747
						801,127
	TELECOMMUNICATIONS - 0.6%
205,000	AT&T, Inc.			4.4500	4/1/2024	228,981
200,000	SingTel Group Treasury Pte Ltd.			3.2500	6/30/2025	220,460
400,000	SingTel Group Treasury Pte Ltd.			2.3750	10/3/2026	429,331
200,000	Telefonica Chile SA			3.8750	10/12/2022	209,975
250,000	Verizon Communications, Inc. (c)		3 Month LIBOR + 1.10	1.3801	5/15/2025	255,389
						1,344,136
	TOBACCO & CANNABIS - 0.1%
225,000	BAT International Finance PLC			1.6680	3/25/2026	225,765

	TRANSPORTATION & LOGISTICS - 0.6%
400,000	Adani Ports & Special Economic Zone Ltd.			3.9500	1/19/2022	408,019
600,000	HTHP Finance 19 Ltd.			2.8750	11/5/2024	624,840
220,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			2.7000	11/1/2024	233,413
230,000	Union Pacific Corp.			3.2000	6/8/2021	234,550
						1,500,822

	TOTAL CORPORATE BONDS (Cost - $27,654,136)					28,132,341

	NON U.S. GOVERNMENT & AGENCIES - 1.5%
200,000	Abu Dhabi Government International Bond (b)			2.5000	4/16/2025	212,192
400,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (c)		5 Year Treasury Swap Rate + 3.00	3.8000	8/11/2026	399,004
400,000	Dominican Republic International Bond			7.5000	5/6/2021	412,000
200,000	Indonesia Government International Bond			2.9500	1/11/2023	208,194
250,000	Mexico Government International Bond			3.9000	4/27/2025	273,250
500,000	Perusahaan Penerbit SBSN Indonesia III			3.3000	11/21/2022	523,220
200,000	Peruvian Government International Bond			2.3920	1/23/2026	209,802
400,000	Qatar Government International Bond			2.3750	6/2/2021	404,000
200,000	Saudi Government International Bond			2.3750	10/26/2021	203,251
450,000	Saudi Government International Bond			2.8750	3/4/2023	469,791
250,000	Wakala Global Sukuk Bhd			4.6460	7/6/2021	257,272
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost - $3,495,553)					3,571,976

	U.S. GOVERNMENT & AGENCIES - 3.7%
	AGENCY FIXED RATE - 0.7%
1,688,942	Freddie Mac Pool SB8067			1.5000	9/1/2035	1,728,970

	U.S. TREASURY BILLS - 0.2%			Yield **
500,000	United States Treasury Bill			0.0422	11/27/2020	499,925

	U.S. TREASURY NOTES - 2.8%			Interest Rate
1,740,000	United States Treasury Note			0.1250	5/15/2023	1,739,048
500,000	United States Treasury Note			0.1250	7/15/2023	499,648
4,170,000	United States Treasury Note			2.2500	12/31/2023	4,451,149
						6,689,845

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $8,892,290)					8,918,740
Shares
	WARRANT - 0.0%* (i)
43,904	OAS SA WARRANT (a,h) (Cost - $7,950)					-

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts		Notional	Counterparty			Value ($)
	PURCHASED OPTIONS (a,i) - 23.1%
754,289	ISAM, August 2021, Call @ 0.001	21,610,393	Nomura			21,694,072
711,435	WNTN, August 2021, Call @ 0.001	22,879,760	Nomura			22,958,367
111,000	WNTN TRND, August 2021, Call @ 0.001	10,865,790	Nomura			10,878,272
	TOTAL PURCHASED OPTIONS (Cost - $56,402,563)					55,530,711

	TOTAL INVESTMENTS - 93.3% (Cost - $232,272,580)					$ 224,055,795
	OTHER ASSETS LESS LIABILITIES - 6.7%					15,959,776
	TOTAL NET ASSETS - 100.0%					$ 240,015,571

	CMBS - Commercial Mortgage Backed Security
	LIBOR - London Interbank Offered Rate
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits		SOFRRATE - Secured Overnight Financing Rate
*	Represents a percentage less than 0.05%
**	Represents annualized yield at date of purchase for discount securities.
***	Principal only bond.
****	Zero coupon bond.
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of September 30, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $103,113,829 or 42.9% of net assets.
(c)	Variable rate security; the rate shown represents the rate as of September 30, 2020.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2020.
(g)	Interest only bond.
(h)	Illiquid holdings.
(i)	Non-income producing.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	155	2 Year T Note Future			Dec-20	34,248,945	$ 15,281	0.01%
	174	5 Year T Note Future			Dec-20	21,929,438	27,539	0.01%
	121	Aluminum LME Future			Oct-20	5,262,744	(107,474)	(0.04)%
	112	Aluminum LME Future			Nov-20	4,906,300	(50,626)	(0.02)%
	175	Australian 3 Yr Bond Future			Dec-20	14,702,594	35,587	0.01%
	83	Australian 10 Yr Bond Future			Dec-20	8,880,596	77,542	0.03%
	83	Australian Bills Future			Dec-20	4,245,310	9,072	0.00%
	68	Australian Bills Future			Mar-21	3,478,085	7,502	0.00%
	69	Canadian BondFuture			Dec-20	7,863,500	3,678	0.00%
	31	Copper LME Future			Oct-20	5,173,900	149,649	0.06%
	30	Copper LME Future			Nov-20	5,006,625	84,466	0.04%
	35	Copper LME Future			Dec-20	5,840,406	(97,549)	(0.04)%
	23	E - Mini S&P 500 Future			Dec-20	3,854,800	(33,525)	(0.01)%
	76	ERX 2 Bund Future			Dec-20	10,002,748	(1,090)	(0.00)%
	99	ERX Bobl Future			Dec-20	15,684,843	4,794	0.00%
	115	Euribor Future			Jun-21	2,419,628	7,501	0.00%
	137	Euribor Future			Sep-21	2,882,800	13,787	0.01%
	150	Euribor Future			Dec-21	3,156,507	17,347	0.01%
	153	Euribor Future			Mar-22	3,219,317	15,457	0.01%
	151	Euribor Future			Jun-22	3,177,076	13,992	0.01%
	142	Euribor Future			Sep-22	2,987,566	14,329	0.01%
	128	Euribor Future			Dec-22	2,692,749	12,791	0.01%
	118	Euribor Future			Mar-23	2,482,008	11,443	0.00%
	24	Euro BTP Future			Dec-20	4,151,484	53,155	0.02%
	26	Euro BTS Future			Dec-20	3,451,858	8,322	0.00%
	42	Euro Bund Future			Dec-20	8,591,305	23,266	0.01%
	29	Euro Oat Future			Dec-20	5,729,166	24,520	0.01%
	28	Gilts Future			Dec-20	4,923,915	(3,979)	(0.00)%
	74	Gold CMX Future			Dec-20	14,026,700	(305,150)	(0.13)%
	67	Silver CMX Future			Dec-20	7,870,490	(724,495)	(0.30)%
	66	Soybeans Future			Dec-20	3,377,550	63,450	0.03%
	14	Ultra T-Bond Future			Dec-20	3,105,375	(12,187)	(0.01)%
	87	US 10 YR Note Future			Dec-20	12,139,219	25,406	0.01%
	28	US T Bond Future			Dec-20	4,935,875	(9,562)	(0.00)%
						Subtotal	$ (625,761)

	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	128	Aluminum LME Future			Nov-20	5,607,200	$ (236,721)	(0.10)%
	121	Aluminum LME Future			Oct-20	5,262,744	(389,263)	(0.16)%
	31	Copper LME Future			Oct-20	5,173,900	72,152	0.03%
	30	Copper LME Future			Nov-20	5,006,625	(41,869)	(0.02)%
	3	Japan Government Bond			Dec-20	4,327,377	(5,405)	(0.00)%
						Subtotal	(601,106)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	10/2/2020	USD	5,900,000	BRL	32,692,062	$ 5,901,867	$ 72,873	0.03%
	10/9/2020	CNH	34,500,000	USD	5,059,544	5,085,300	28,261	0.01%
	10/29/2020	USD	4,500,000	INR	332,924,140	4,496,649	(14,473)	(0.01)%
	10/30/2020	USD	3,100,000	TWD	89,424,588	3,091,329	4,303	0.00%
	11/4/2020	USD	5,200,000	BRL	28,345,834	5,205,451	151,389	0.06%
	12/16/2020	CNH	75,000,000	USD	10,925,346	11,055,000	80,673	0.03%
	To Sell:
	10/2/2020	USD	5,900,000	BRL	32,096,355	$ 5,901,867	$ (179,087)	(0.07)%
	10/9/2020	CNH	34,500,000	USD	5,059,265	5,085,300	(28,540)	(0.01)%
	10/27/2020	USD	3,800,000	IDR	56,462,404,000	3,794,116	1,061	0.00%
	10/29/2020	USD	10,100,000	INR	745,326,840	10,092,479	6,700	0.00%
	12/16/2020	CNH	32,500,000	USD	4,743,549	4,790,500	(25,726)	(0.01)%
						Subtotal	$ 97,434

						All Other Investments	24,087,800
						Total Value of Purchased Option	22,958,367

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	51	2 Year T Note Future	Dec-20	11,269,008	$ 3,672	0.00%
	176	Australian 3 Year Bond Future	Dec-20	14,786,609	26,435	0.01%
	94	Australian Bills Future	Jun-21	4,807,942	34,741	0.01%
	240	Euribor Future	Jun-21	5,049,658	28,995	0.01%
	231	Euribor Future	Sep-21	4,860,779	9,142	0.00%
	119	Euro BTP Future	Dec-20	20,584,444	257,592	0.11%
	248	Euro BTS Future	Dec-20	32,925,414	87,239	0.04%
	413	Korean Bond Future	Dec-20	39,739,141	93,345	0.04%
	50	Nickel LME Future	Dec-20	4,354,500	(42,589)	(0.02)%
	664	Short Sterling Future	Dec-21	7,662,012	27,229	0.01%
				Subtotal	525,801

	INTEREST RATE SWAPS
	Number of Contracts	Description	Maturity Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	220,000,000	USD/MXN IRS	12/14/2022	$ 48,565,121	$ 156,752	0.07%
	2,000,000,000	CLP/USD IRS	12/21/2022	444,444,444	9,692	0.00%
	50,000,000	THB/USD IRS	12/21/2022	11,111,111	(1,591)	(0.00)%
	80,000,000	USD/CZK IRS	12/21/2022	17,777,778	114,714	0.05%
	40,000,000	USD/NOK IRS	12/21/2022	8,888,889	125,180	0.05%
	25,000,000	USD/PLN IRS	12/21/2022	5,555,556	59,920	0.02%
	125,000,000	USD/ZAR IRS	12/21/2022	27,777,778	2,951,308	1.23%
	25,000,000	USD/ZAR IRS	12/21/2022	5,555,556	590,262	0.25%
	90,000,000	USD/HKD IRS	3/15/2023	22,113,022	10,138	0.00%
	250,000,000	USD/HUF IRS	3/15/2023	61,425,061	1,778,786	0.74%
	250,000,000	USD/HUF IRS	3/15/2023	61,425,061	1,778,786	0.74%
	400,000,000	USD/JPY IRS	3/15/2023	98,280,098	79,699	0.03%
	20,000,000	USD/NZD IRS	3/15/2023	4,914,005	24,272	0.01%
	120,000,000	USD/SEK IRS	3/15/2023	29,484,029	86,103	0.04%
	180,000,000	USD/MXN IRS	12/10/2025	93,750,000	891,370	0.37%
	25,000,000	THB/USD IRS	12/17/2025	13,020,833	(6,334)	(0.00)%
	18,000,000	USD/AUD IRS	12/17/2025	9,375,000	236,448	0.10%
	1,000,000,000	USD/CLP IRS	12/17/2025	520,833,333	21,901,032	9.12%
	40,000,000	USD/CZK IRS	12/17/2025	20,833,333	(435,613)	(0.18)%
	10,000,000	USD/GBP IRS	12/17/2025	5,208,333	93,341	0.04%
	30,000,000	USD/HKD IRS	12/17/2025	15,625,000	464,433	0.19%
	250,000,000	USD/HUF IRS	12/17/2025	130,208,333	2,555,443	1.06%
	600,000,000	USD/JPY IRS	12/17/2025	312,500,000	(1,480,443)	(0.62)%
	3,000,000,000	USD/KRW IRS	12/17/2025	1,562,500,000	(13,170)	(0.01)%
	1,000,000,000	USD/KRW IRS	12/17/2025	520,833,333	(5,119,245)	(2.13)%
	30,000,000	USD/NOK IRS	12/17/2025	15,625,000	(257,013)	(0.11)%
	20,000,000	USD/NZD IRS	12/17/2025	10,416,667	213,245	0.09%
	15,000,000	USD/PLN IRS	12/17/2025	7,812,500	47,313	0.02%
	40,000,000	USD/SEK IRS	12/17/2025	20,833,333	251,488	0.10%
	75,000,000	USD/ZAR IRS	12/17/2025	39,062,500	1,969,099	0.82%
	25,000,000	USD/ZAR IRS	12/17/2025	13,020,833	656,366	0.27%
	60,000,000	USD/MXN IRS	12/4/2030	61,224,490	322,874	0.13%
	40,000,000	USD/CZK IRS	3/19/2031	42,105,263	672,738	0.28%
	10,000,000	USD/HKD IRS	3/19/2031	10,526,316	10,396	0.00%
	10,000,000	USD/NOK IRS	3/19/2031	10,526,316	167,683	0.07%
	8,000,000	USD/NZD IRS	3/19/2031	8,421,053	120,097	0.05%
	10,000,000	USD/PLN IRS	3/19/2031	10,526,316	117,489	0.05%
	10,000,000	USD/SEK IRS	3/19/2031	10,526,316	62,544	0.03%
	50,000,000	USD/ZAR IRS	3/19/2031	52,631,579	366,062	0.15%
				Subtotal	$ 31,571,664
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Sell:
	12/16/20	USD/PHP	5,300,000	5,320,243	18,762	0.01%

				All Other Investments	(10,422,155)
				Total Value of Purchased Option	21,694,072

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	40	2 Year T Note Future	Dec-20	8,838,438	$ 445	0.00%
	29	5 Year T Note Future	Dec-20	3,654,906	391	0.00%
	92	Australian 3 YR Bond Future	Dec-20	7,729,364	1,105	0.00%
	21	Australian 10 YR Bond Future	Dec-20	2,246,898	2,212	0.00%
	22	Australian Bills Future	Dec-20	1,125,263	388	0.00%
	9	Australian Bills Future	Jun-21	460,335	159	0.00%
	21	Australian Bills Future	Mar-21	1,074,115	371	0.00%
	9	Australian Bills Future	Sep-21	460,312	159	0.00%
	7	Copper LME Future	Nov-20	1,168,213	4,505	0.00%
	2	Dax Index Fuutre	Dec-20	748,913	59	0.00%
	11	E-Mini MSCI EM Future	Dec-20	598,675	(350)	(0.00)%
	7	E-Mini NASDAQ Future	Dec-20	1,597,015	(6,160)	(0.00)%
	13	E0Mini S&P 500 Future	Dec-20	2,178,800	(7,013)	(0.00)%
	22	ERX Bobl Future	Dec-20	3,485,521	(1,196)	(0.00)%
	35	Euribor Future	Dec-21	736,518	(1,026)	(0.00)%
	28	Euribor Future	Dec-22	589,039	(513)	(0.00)%
	28	Euribor Future	Jun-21	589,127	(820)	(0.00)%
	35	Euribor Future	Jun-22	736,408	(1,231)	(0.00)%
	22	Euribor Future	Jun-23	462,678	(645)	(0.00)%
	35	Euribor Future	Mar-22	736,445	(1,026)	(0.00)%
	25	Euribor Future	Mar-23	525,849	(733)	(0.00)%
	32	Euribor Future	Sep-21	673,355	(718)	(0.00)%
	32	Euribor Future	Sep-22	673,254	(938)	(0.00)%
	3	Euro BTP Future	Dec-20	518,936	(527)	(0.00)%
	4	Euro BTS Future	Dec-20	531,055	(164)	(0.00)%
	28	Euro Bund Future	Dec-20	5,727,537	(4,466)	(0.00)%
	6	Euro Oat Future	Dec-20	1,185,345	(1,946)	(0.00)%
	38	Eurodollars Future	Dec-21	677,146	950	0.00%
	30	Eurodollars Future	Dec-22	534,295	375	0.00%
	30	Eurodollars Future	Jun-21	534,696	25	0.00%
	38	Eurodollars Future	Jun-22	677,011	-	0.00%
	38	Eurodollars Future	Mar-22	677,079	(13)	(0.00)%
	27	Eurodollars Future	Mar-23	480,793	50	0.00%
	35	Eurodollars Future	Sep-21	623,813	438	0.00%
	35	Eurodollars Future	Sep-22	623,500	438	0.00%
	4	Eurex Euro-Buxl Future	Dec-20	1,044,013	(1,641)	(0.00)%
	6	Gilts Future	Dec-20	1,055,125	(969)	(0.00)%
	12	Gold CMX Future	Dec-20	2,274,600	(1,530)	(0.00)%
	9	High Grade Copper Future	Dec-20	682,313	87	0.00%
	6	Nickel LME Future	Nov-20	522,045	915	0.00%
	7	OSK Nikkei Future	Dec-20	1,539,375	(10,811)	(0.00)%
	7	Silver CMX Future	Dec-20	822,290	(14,935)	(0.01)%
	11	Soybeans Future	Nov-20	562,925	2,038	0.00%
	7	Topix Index Future	Dec-20	1,079,023	(8,013)	(0.00)%
	3	Ultra T-Bond Future	Dec-20	665,438	1,344	0.00%
	17	US 10 YR Note Future	Dec-20	2,372,031	812	0.00%
	7	US T-Bond Future	Dec-20	1,233,969	2,250	0.00%
	8	Zinc LME Future	Nov-20	479,400	(3,006)	(0.00)%
				Subtotal	$ (50,874)

	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	3	Hang Sent Index Future	Oct-20	456,476	$ 1,232	0.00%
	2	Japan Government Bond Future	Dec-20	2,884,918	(94)	(0.00)%
				Subtotal	1,138

				All Other Investments	10,928,008
				Total Value of Purchased Option	10,878,272

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).  The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date.  Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

.

Fair Valuation Process –  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 9,885	$ -	$ -	$ 9,885
Asset Backed Securities		-	115,515,825	-	115,515,825
Collateralized Mortgage Obligations		-	12,376,317	-	12,376,317
Corporate Bonds		-	28,132,341	-	28,132,341
Non U.S. Government Agencies		-	3,571,976	-	3,571,976
U.S. Government Agencies		-	8,918,740	-	8,918,740
Warrant		-	-	-	-
Options		-	55,530,711	-	55,530,711
Total Investments		$ 9,885	$ 224,045,910	$ -	$ 224,055,795

The Fund did not hold any Level 3 securities during the period.

Altegris Advisors, L.L.C. (the “Advisor”) fair values ISAM, WNTN and WNTN TRND purchase options daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2020, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

LIBOR Risk: The Fund holds securities for which interest rates may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds transactions and the financial markets generally. As Such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$ 232,381,134	$ 4,214,367	$ (12,539,706)	$ (8,325,339)